Consolidated Statements of Comprehensive Loss - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Net sales	¥ 286,347	¥ 71,527
Cost of goods sold	258,431	65,493
Gross profit (loss)	27,916	6,034
Other income	2,966	32	7,400
Fair value unrealized gain of unlisted financial assets	130
Selling and distribution expenses	(16,380)	(24)
Administrative expenses	(22,757)	(15,975)	(7,551)
Bad debt Reversal (expense)	2,751	(10,148)
Finance costs	(25)	(51)	(75)
Other expenses	(42)	(34)
Loss before taxation	(5,441)	(20,166)	(226)
Income tax expense	(209)	(217)	(33)
Net loss for the year from continuing operations	(5,650)	(20,383)	(259)
Discontinued operations
Loss for the year from discontinued operations	(47,994)	(69,675)	(192,836)
Net loss for the year	(53,644)	(90,058)	(193,095)
Net loss attributable to :
Equity holders of the Company	(57,918)	(88,752)	(193,095)
Non-controlling interest	4,274	(1,306)
Net loss attributable to the equity holders of the Company arise from:
Continuing operations	(9,924)	(19,077)	(259)
Discontinued operations	(47,994)	(69,675)	(192,836)
Other comprehensive loss
Exchange differences on translation of financial statements of foreign operations	198	585	371
Total comprehensive loss for the year	(53,446)	(89,473)	(192,724)
Total comprehensive loss attributable to:
Equity holders of the Company	(57,720)	(88,167)	(192,724)
Non-controlling interest	4,274	(1,306)
Total comprehensive loss attributable to the equity holders of the Company arise from:
Continuing operations	(5,452)	(19,798)	112
Discontinued operations	¥ (47,994)	¥ (69,675)	¥ (192,836)
Basic (RMB)
— from continuing operations	¥ (1.19)	¥ (3.71)	¥ (0.09)
— from discontinued operations	(5.73)	(13.54)	(65.58)
Diluted (RMB)
— from continuing operations	(1.19)	(3.71)	(0.09)
— from discontinued operations	¥ (5.73)	¥ (13.54)	¥ (65.58)